Consolidated Statements of Cash Flows, Direct - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Types of collection from operating activities
Collections from the sale of goods and services	$ 18,408,759	$ 16,445,981	$ 12,914,844
Collections from royalties, payments, commissions, and other income from ordinary activities	38,223	48,659	44,388
Collections from premiums and services, annual payments, and other benefits from policies held	26,940	48,028	26,155
Other collections from operating activities	828,859	752,842	629,627
Types of payment in cash from operating activities
Payments to suppliers for goods and services	(9,343,478)	(8,597,388)	(6,470,110)
Payments to and on behalf of employees	(867,683)	(786,892)	(886,921)
Payments on premiums and services, annual payments, and other obligations from policies held	(11,723)	(11,345)	(10,050)
Other payments for operating activities, net	(5,723,433)	(5,227,832)	(3,629,559)
Interest paid	(8,343)
Cash flows from (used in) operating activities
Income taxes paid	(561,805)	(593,948)	(492,495)
Other outflows of cash	(258,805)	(233,540)	(255,830)
Net cash flows from operating activities	2,527,511	1,844,565	1,870,049
Cash flows from (used in) investing activities
Cash flows used to obtain control of subsidiaries or other businesses		(1,590,435)	(720,401)
Cash flows used in the purchase of non-controlling interests	(97,517)		(80,768)
Other collections from the sale of equity or debt instruments belonging to other entities	284,939	294,562	209,535
Other payments to acquire equity or debt instruments belonging to other entities	(245,390)	(335,668)	(234,346)
Loans to related parties			(224,075)
Proceeds from the sale of property, plant and equipment		1,000
Purchases of property, plant and equipment	(891,599)	(750,435)	(682,466)
Purchases of intangible assets	(767,291)	(790,184)	(688,160)
Purchases of other long-term assets			(435,597)
Payments from future, forward, option and swap contracts	(3,909)	(3,079)	(13,860)
Collections from future, forward, option and swap contracts	14,981	14,003	52,564
Collections from related parties			224,075
Dividends received	1,521	1,524	1,823
Interest received	111,730	99,648	100,542
Other inflows (outflows) of cash, net	(7,263)	(10,125)	11,993
Net cash flows used in investing activities	(1,599,798)	(3,069,189)	(2,479,141)
Cash flows from (used in) financing activities
Proceeds from issuance of shares	2,999,874
Total proceeds from loans	4,898,823	4,538,165	1,503,047
Proceeds from long-term loans	1,164,306	2,836,717	1,434,395
Proceeds from short-term loans	3,734,517	1,701,448	68,652
Loans from related parties		2,686,387	257,453
Payment on borrowings	(4,782,344)	(4,301,358)	(1,127,892)
Payment on financial lease liabilities	(59,177)	(31,619)	(46,975)
Payments on loans to related parties	(2,662,433)		(257,955)
Dividends paid	(723,983)	(591,958)	(543,774)
Interest paid	(614,599)	(439,552)	(343,991)
Other inflows (outflows) of cash, net	120,935	7,001	(28,433)
Net cash flows from (used in) financing activities	(822,904)	1,867,066	(588,520)
Net increase (decrease) in cash and cash equivalents before effect of exchange rate changes	104,809	642,442	(1,197,612)
Effect of exchange rate changes on cash and cash equivalents
Effect of exchange rate changes on cash and cash equivalents	(70,097)	(210,920)	(19,081)
Net increase (decrease) in cash and cash equivalents	34,712	431,522	(1,216,693)
Cash and cash equivalents at beginning of period	1,904,285	1,472,763	2,689,456
Cash and cash equivalents at end of period	$ 1,938,997	$ 1,904,285	$ 1,472,763